Trade Accounts and Notes Receivable - Additional Information (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade accounts and notes receivables, net [member]
Disclosure of financial assets [line items]
Trade accounts and notes receivable sold to financial institutions, for which the derecognition conditions were not met	₩ 136,758	₩ 119,076